Financial Risk Management - Summary of Sensitivity Analysis of Foreign Currency Risk (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	¥ 0
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	0
SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	0
KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	0
Effect of change on profit or loss if currency weakens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	222,000	¥ (266,000)
Effect of change on profit or loss if currency weakens against foreign currency [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	(15,000)	(20,000)
Effect of change on profit or loss if currency weakens against foreign currency [member] | SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency		(19,000)
Effect of change on profit or loss if currency weakens against foreign currency [member] | KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	360	(25,000)
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency		266,000
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	15,000	20,000
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | SGD [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency	¥ 18,000	19,000
Effect of changeon profit or loss if currency strengthens against foreign currency [member] | KRW [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit or loss/other comprehensive income if RMB (weakens)/strengthens against foreign currency		¥ 25,000